Financial risk management - Liquidity risk (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial risk management
Net current liabilities	¥ (313,957,000)
Undiscounted cash flows, including interest	258,637,000	¥ 320,072,000	¥ 481,237,000
Within 1 year
Financial risk management
Undiscounted cash flows, including interest	178,072,000	193,892,000	335,528,000
Between 1 and 2 years
Financial risk management
Undiscounted cash flows, including interest	29,370,000	50,964,000	58,365,000
Between 2 and 5 years
Financial risk management
Undiscounted cash flows, including interest	42,835,000	54,682,000	56,442,000
After 5 years
Financial risk management
Undiscounted cash flows, including interest	8,360,000	20,534,000	30,902,000
Borrowings
Financial risk management
Undiscounted cash flows, including interest	85,938,000	111,668,000	201,876,000
Borrowings | Within 1 year
Financial risk management
Undiscounted cash flows, including interest	72,215,000	78,886,000	172,766,000
Borrowings | Between 1 and 2 years
Financial risk management
Undiscounted cash flows, including interest	9,571,000	18,112,000	24,533,000
Borrowings | Between 2 and 5 years
Financial risk management
Undiscounted cash flows, including interest	4,152,000	14,670,000	4,577,000
Convertible note
Financial risk management
Undiscounted cash flows, including interest		19,506,000	64,565,000
Convertible note | Within 1 year
Financial risk management
Undiscounted cash flows, including interest		19,506,000	64,565,000
Lease liabilities
Financial risk management
Undiscounted cash flows, including interest	100,990,000	132,068,000	151,043,000
Lease liabilities | Within 1 year
Financial risk management
Undiscounted cash flows, including interest	34,148,000	38,670,000	34,444,000
Lease liabilities | Between 1 and 2 years
Financial risk management
Undiscounted cash flows, including interest	19,799,000	32,852,000	33,832,000
Lease liabilities | Between 2 and 5 years
Financial risk management
Undiscounted cash flows, including interest	38,683,000	40,012,000	51,865,000
Lease liabilities | After 5 years
Financial risk management
Undiscounted cash flows, including interest	8,360,000	20,534,000	30,902,000
Trade payables
Financial risk management
Undiscounted cash flows, including interest	48,373,000	42,402,000	46,752,000
Trade payables | Within 1 year
Financial risk management
Undiscounted cash flows, including interest	48,373,000	42,402,000	46,752,000
Accruals and other payables (excluding accrued employee benefits, other taxes, provision and deposits received)
Financial risk management
Undiscounted cash flows, including interest	23,336,000	14,428,000	17,001,000
Accruals and other payables (excluding accrued employee benefits, other taxes, provision and deposits received) | Within 1 year
Financial risk management
Undiscounted cash flows, including interest	23,336,000	¥ 14,428,000	¥ 17,001,000
Liquidity risk
Financial risk management
Net current liabilities	¥ (313,957,000)